UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$56,175
Hexcel Corp.*	1,582	28,618
Rockwell Collins, Inc.	2,560	149,146
Spirit AeroSystems Holdings, Inc.*	1,668	34,711
		268,650

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	2,730	218,918
Expeditors International of Washington, Inc.	3,508	191,537
FedEx Corp.	4,786	445,146
United Parcel Service, Inc., Class B	11,603	842,146
		1,697,747

Airlines - 0.3%
Alaska Air Group, Inc.*	581	32,937
Delta Air Lines, Inc.*	12,718	160,247
JetBlue Airways Corp.*	3,981	26,314
Southwest Airlines Co.	12,005	155,825
US Airways Group, Inc.*	2,618	26,206
		401,529

Auto Components - 0.6%
BorgWarner, Inc.*	1,853	134,083
Gentex Corp.	2,196	64,914
Johnson Controls, Inc.	10,905	416,571
TRW Automotive Holdings Corp.*	1,651	87,008
		702,576

Automobiles - 0.1%
Harley-Davidson, Inc.	3,832	132,855

Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	3,882	136,491
Hansen Natural Corp.*	1,107	57,874
PepsiCo, Inc.	25,856	1,689,173
		1,883,538

Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	565	15,402
Alexion Pharmaceuticals, Inc.*	1,474	118,731
Amgen, Inc.*	15,568	854,683
Amylin Pharmaceuticals, Inc.*	2,041	30,023
Biogen Idec, Inc.*	3,695	247,750
Cubist Pharmaceuticals, Inc.*	861	18,425
Dendreon Corp.*	2,340	81,713
Genzyme Corp.*	4,141	294,839
Gilead Sciences, Inc.*	13,629	493,915
Human Genome Sciences, Inc.*	3,044	72,721
Incyte Corp. Ltd.*	1,835	30,388
Myriad Genetics, Inc.*	1,471	33,598
Onyx Pharmaceuticals, Inc.*	990	36,501
Regeneron Pharmaceuticals, Inc.*	1,046	34,340
United Therapeutics Corp.*	809	51,145
Vertex Pharmaceuticals, Inc.*	3,325	116,475
		2,530,649

Building Products - 0.1%
Lennox International, Inc.	833	39,392
Masco Corp.	5,739	72,656
Owens Corning*	1,818	56,631
		168,679

Capital Markets - 3.6%
Affiliated Managers Group, Inc.*	830	82,353
Bank of New York Mellon Corp.	19,639	593,098
BlackRock, Inc.	1,558	296,924
Charles Schwab Corp.	15,726	269,072
E*Trade Financial Corp.*	3,302	52,832
Eaton Vance Corp.	1,856	56,107
Federated Investors, Inc., Class B	1,584	41,453
Franklin Resources, Inc.	2,477	275,467
Goldman Sachs Group, Inc.	7,005	1,177,961
Greenhill & Co., Inc.	478	39,043
Invesco Ltd.	7,608	183,048
Janus Capital Group, Inc.	2,860	37,094
Jefferies Group, Inc.	1,749	46,576
Legg Mason, Inc.	2,337	84,763
Northern Trust Corp.	3,973	220,144
SEI Investments Co.	2,485	59,118
State Street Corp.	8,169	378,551
Stifel Financial Corp.*	577	35,797
T. Rowe Price Group, Inc.	4,209	271,649
TD Ameritrade Holding Corp.	3,769	71,573
Waddell & Reed Financial, Inc.	1,372	48,418
		4,321,041

Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,208	291,768
Airgas, Inc.	1,159	72,391
Ecolab, Inc.	3,829	193,058
H.B. Fuller Co.	726	14,898
International Flavors & Fragrances, Inc.	1,253	69,654
Lubrizol Corp.	1,105	118,102
Nalco Holding Co.	2,094	66,882
Praxair, Inc.	5,012	478,496
Sensient Technologies Corp.	767	28,172
Sigma-Aldrich Corp.	1,671	111,222
		1,444,643

Commercial Banks - 5.2%
Associated Banc-Corp.	2,652	40,178
BancorpSouth, Inc.	1,249	19,922
Bank of Hawaii Corp.	760	35,880
BB&T Corp.	11,238	295,447
BOK Financial Corp.	433	23,122
CapitalSource, Inc.	4,823	34,243
CIT Group, Inc.*	2,881	135,695
City National Corp.	786	48,229
Comerica, Inc.	2,902	122,580
Commerce Bancshares, Inc.	1,278	50,769
Cullen/Frost Bankers, Inc.	905	55,314
East West Bancorp, Inc.	2,404	46,998
Fifth Third Bancorp	12,877	189,034
First Horizon National Corp.*	3,747	44,136
FirstMerit Corp.	1,651	32,673
Fulton Financial Corp.	3,246	33,564
Glacier Bancorp, Inc.	1,123	16,969
Huntington Bancshares, Inc.	13,984	96,070
IBERIABANK Corp.	434	25,662
KeyCorp	14,462	127,989
M&T Bank Corp.	1,809	157,473
Marshall & Ilsley Corp.	8,299	57,429
PNC Financial Services Group, Inc.	8,549	519,095
Popular, Inc.*	16,621	52,190
Prosperity Bancshares, Inc.	734	28,832
Regions Financial Corp.	20,412	142,884
SunTrust Banks, Inc.	8,107	239,238
SVB Financial Group*	649	34,429
Synovus Financial Corp.	10,724	28,311
TCF Financial Corp.	2,111	31,264
UMB Financial Corp.	499	20,669
Umpqua Holdings Corp.	1,841	22,423
United Bankshares, Inc.	646	18,863
US Bancorp	31,074	838,066
Valley National Bancorp	2,584	36,951
Webster Financial Corp.	1,070	21,079
Wells Fargo & Co.	81,113	2,513,692
Westamerica Bancorporation	469	26,015
Wilmington Trust Corp.	1,405	6,098
Zions Bancorporation	2,817	68,256
		6,337,731

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	72,232
Covanta Holding Corp.	2,075	35,669
Herman Miller, Inc.	868	21,960
Pitney Bowes, Inc.	3,315	80,157
RR Donnelley & Sons Co.	3,274	57,197
United Stationers, Inc.*	379	24,184
		291,399

Communications Equipment - 3.6%
Adtran, Inc.	975	35,305
Arris Group, Inc.*	1,858	20,847
Ciena Corp.*	1,483	31,217
Cisco Systems, Inc.*	90,222	1,825,191
CommScope, Inc.*	1,540	48,079
F5 Networks, Inc.*	1,293	168,297
Harris Corp.	2,151	97,440
InterDigital, Inc.*	683	28,440
JDS Uniphase Corp.*	3,528	51,086
Juniper Networks, Inc.*	8,580	316,774
Motorola, Inc.*	34,914	316,670
Plantronics, Inc.	774	28,808
Polycom, Inc.*	1,330	51,843
QUALCOMM, Inc.	26,088	1,291,095
Riverbed Technology, Inc.*	2,310	81,243
Tellabs, Inc.	5,458	37,005
		4,429,340

Computers & Peripherals - 6.9%
Apple, Inc.*	14,931	4,816,143
Dell, Inc.*	28,047	380,037
Diebold, Inc.	1,091	34,967
EMC Corp.*	33,152	759,181
Hewlett-Packard Co.	36,913	1,554,037
Lexmark International, Inc.*	1,250	43,525
NCR Corp.*	2,515	38,655
NetApp, Inc.*	5,777	317,504
QLogic Corp.*	1,782	30,330
SanDisk Corp.*	3,785	188,720
Seagate Technology plc*	7,668	115,250
Western Digital Corp.*	3,702	125,498
		8,403,847

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	44,333
EMCOR Group, Inc.*	1,057	30,632
Quanta Services, Inc.*	3,334	66,413
		141,378

Construction Materials - 0.0%
Eagle Materials, Inc.	678	19,154

Consumer Finance - 1.1%
American Express Co.	17,303	742,645
Capital One Financial Corp.	7,417	315,667
Discover Financial Services	8,951	165,862
SLM Corp.*	7,996	100,670
		1,324,844

Containers & Packaging - 0.2%
AptarGroup, Inc.	1,002	47,665
Bemis Co., Inc.	1,722	56,241
Owens-Illinois, Inc.*	2,662	81,723
Sealed Air Corp.	2,520	64,134
Sonoco Products Co.	1,585	53,367
		303,130

Distributors - 0.1%
Genuine Parts Co.	2,624	134,716

Diversified Consumer Services - 0.2%
Coinstar, Inc.*	493	27,825
DeVry, Inc.	987	47,356
ITT Educational Services, Inc.*	589	37,514
Sotheby's	1,050	47,250
Strayer Education, Inc.	223	33,945
		193,890

Diversified Financial Services - 4.6%
Bank of America Corp.	161,511	2,154,557
CME Group, Inc.	1,084	348,777
IntercontinentalExchange, Inc.*	1,211	144,290
JPMorgan Chase & Co.	63,631	2,699,227
Moody's Corp.	3,358	89,121
NYSE Euronext	4,263	127,805
The NASDAQ OMX Group, Inc.*	2,645	62,713
		5,626,490

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	96,556	2,836,815
CenturyLink, Inc.	4,945	228,311
Frontier Communications Corp.	16,324	158,832
tw telecom, Inc.*	2,377	40,528
Windstream Corp.	7,955	110,893
		3,375,379

Electric Utilities - 0.1%
Cleco Corp.	966	29,714
Hawaiian Electric Industries, Inc.	1,459	33,251
IDACORP, Inc.	751	27,772
ITC Holdings Corp.	799	49,522
Portland General Electric Co.	1,189	25,801
		166,060

Electrical Equipment - 1.3%
Acuity Brands, Inc.	658	37,947
American Superconductor Corp.*	604	17,268
AMETEK, Inc.	2,535	99,499
Baldor Electric Co.	701	44,191
Belden, Inc.	752	27,689
Brady Corp.	763	24,881
Cooper Industries plc	2,746	160,064
Emerson Electric Co.	12,271	701,533
General Cable Corp.*	778	27,300
GrafTech International Ltd.*	1,905	37,795
Hubbell, Inc., Class B	827	49,727
Regal-Beloit Corp.	580	38,721
Rockwell Automation, Inc.	2,329	167,013
Roper Industries, Inc.	1,545	118,084
Thomas & Betts Corp.*	849	41,007
Woodward Governor Co.	942	35,382
		1,628,101

Electronic Equipment & Instruments - 1.3%
Amphenol Corp.	2,856	150,740
Anixter International, Inc.	477	28,491
Arrow Electronics, Inc.*	1,907	65,315
Avnet, Inc.*	2,411	79,635
Benchmark Electronics, Inc.*	976	17,724
Corning, Inc.	25,423	491,172
Dolby Laboratories, Inc.*	883	58,896
Flextronics International Ltd.*	12,928	101,485
FLIR Systems, Inc.*	2,516	74,851
Ingram Micro, Inc.*	2,608	49,787
Itron, Inc.*	637	35,322
Jabil Circuit, Inc.	3,254	65,373
National Instruments Corp.	977	36,774
Tech Data Corp.*	805	35,436
Trimble Navigation Ltd.*	1,916	76,506
Tyco Electronics Ltd.	7,264	257,145
		1,624,652

Energy Equipment & Services - 0.7%
Cameron International Corp.*	3,942	199,978
Core Laboratories NV	732	65,185
Dril-Quip, Inc.*	480	37,306
Exterran Holdings, Inc.*	1,002	23,998
FMC Technologies, Inc.*	1,950	173,375
Helix Energy Solutions Group, Inc.*	1,479	17,955
Key Energy Services, Inc.*	1,899	24,649
Noble Corp.	4,230	151,307
SEACOR Holdings, Inc.	371	37,504
Superior Energy Services, Inc.*	1,226	42,898
Tidewater, Inc.	822	44,256
Unit Corp.*	751	34,906
		853,317

Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc.*	872	41,769
Casey's General Stores, Inc.	608	25,846
Costco Wholesale Corp.	7,037	508,142
CVS Caremark Corp.	22,117	769,008
Ruddick Corp.	657	24,204
Safeway, Inc.	6,068	136,469
SUPERVALU, Inc.	3,381	32,559
Sysco Corp.	9,576	281,534
Walgreen Co.	15,901	619,503
Whole Foods Market, Inc.*	2,149	108,718
		2,547,752

Food Products - 1.3%
Campbell Soup Co.	3,418	118,777
Corn Products International, Inc.	1,180	54,280
Del Monte Foods Co.	3,178	59,746
Flowers Foods, Inc.	1,510	40,634
General Mills, Inc.	9,851	350,597
Green Mountain Coffee Roasters, Inc.*	1,848	60,725
H.J. Heinz Co.	5,095	251,999
Hershey Co.	2,555	120,468
J.M. Smucker Co.	1,942	127,492
Kellogg Co.	4,075	208,151
McCormick & Co., Inc.	1,763	82,032
Ralcorp Holdings, Inc.*	872	56,689
TreeHouse Foods, Inc.*	565	28,866
		1,560,456

Gas Utilities - 0.4%
AGL Resources, Inc.	1,219	43,701
Atmos Energy Corp.	1,483	46,270
Energen Corp.	1,153	55,644
New Jersey Resources Corp.	631	27,202
Nicor, Inc.	716	35,743
Northwest Natural Gas Co.	398	18,495
Oneok, Inc.	1,569	87,032
Piedmont Natural Gas Co., Inc.	1,115	31,175
Questar Corp.	2,881	50,158
South Jersey Industries, Inc.	446	23,558
Southwest Gas Corp.	670	24,569
WGL Holdings, Inc.	811	29,010
		472,557

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,326	48,532
American Medical Systems Holdings, Inc.*	1,105	20,840
Beckman Coulter, Inc.	1,105	83,129
Becton Dickinson & Co.	3,587	303,173
CareFusion Corp.*	3,601	92,546
Cooper Co.'s, Inc.	722	40,677
DENTSPLY International, Inc.	2,376	81,188
Edwards Lifesciences Corp.*	1,851	149,635
Gen-Probe, Inc.*	782	45,630
Haemonetics Corp.*	411	25,967
Hologic, Inc.*	4,120	77,538
IDEXX Laboratories, Inc.*	948	65,621
Immucor, Inc.*	1,131	22,428
Intuitive Surgical, Inc.*	640	164,960
Kinetic Concepts, Inc.*	988	41,377
Masimo Corp.	779	22,646
Medtronic, Inc.	17,600	652,784
NuVasive, Inc.*	580	14,877
ResMed, Inc.*	2,412	83,552
Sirona Dental Systems, Inc.*	657	27,449
St. Jude Medical, Inc.*	5,575	238,331
Stryker Corp.	4,944	265,493
Teleflex, Inc.	632	34,008
Thoratec Corp.*	894	25,318
Varian Medical Systems, Inc.*	1,976	136,897
		2,764,596

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	794	34,872
AmerisourceBergen Corp.	4,531	154,598
Cardinal Health, Inc.	5,677	217,486
Catalyst Health Solutions, Inc.*	631	29,335
CIGNA Corp.	4,525	165,888
Coventry Health Care, Inc.*	2,361	62,330
DaVita, Inc.*	1,682	116,882
Emergency Medical Services Corp.*	489	31,594
Express Scripts, Inc.*	8,175	441,859
Health Management Associates, Inc.*	3,895	37,158
Health Net, Inc.*	1,653	45,110
Henry Schein, Inc.*	1,504	92,331
HMS Holdings Corp.*	471	30,507
Laboratory Corp. of America Holdings*	1,696	149,112
LifePoint Hospitals, Inc.*	876	32,193
Lincare Holdings, Inc.	1,623	43,545
Magellan Health Services, Inc.*	580	27,422
McKesson Corp.	4,224	297,285
Omnicare, Inc.	1,884	47,835
Owens & Minor, Inc.	993	29,224
Patterson Co.'s, Inc.	1,596	48,885
PSS World Medical, Inc.*	907	20,498
Quest Diagnostics, Inc.	2,402	129,636
Universal Health Services, Inc., Class B	1,447	62,829
VCA Antech, Inc.*	1,349	31,418
WellCare Health Plans, Inc.*	675	20,399
		2,400,231

Health Care Technology - 0.1%
Cerner Corp.*	1,105	104,688

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	1,665	34,765
Cheesecake Factory, Inc.*	930	28,514
Chipotle Mexican Grill, Inc.*	504	107,181
Darden Restaurants, Inc.	2,269	105,372
Panera Bread Co.*	480	48,581
Starbucks Corp.	12,082	388,195
Vail Resorts, Inc.*	588	30,599
Wendy's/Arby's Group, Inc.	5,546	25,623
		768,830

Household Durables - 0.5%
D.R. Horton, Inc.	4,425	52,790
Garmin Ltd.	1,891	58,602
Harman International Industries, Inc.*	1,105	51,162
Mohawk Industries, Inc.*	880	49,949
Pulte Group, Inc.*	5,325	40,044
Stanley Black & Decker, Inc.	2,692	180,014
Tempur-Pedic International, Inc.*	1,066	42,704
Tupperware Brands Corp.	998	47,575
Whirlpool Corp.	1,233	109,527
		632,367

Household Products - 3.5%
Church & Dwight Co., Inc.	1,116	77,026
Clorox Co.	2,277	144,088
Colgate-Palmolive Co.	7,856	631,387
Kimberly-Clark Corp.	6,652	419,342
Procter & Gamble Co.	45,563	2,931,068
		4,202,911

Industrial Conglomerates - 0.8%
3M Co.	10,607	915,384
Carlisle Co.'s, Inc.	972	38,627
		954,011

Insurance - 4.0%
ACE Ltd.	5,480	341,130
Aflac, Inc.	7,575	427,457
Alleghany Corp.*	121	37,071
Allied World Assurance Co. Holdings Ltd.	650	38,636
American Financial Group, Inc.	1,232	39,781
American National Insurance Co.	232	19,864
AON Corp.	4,866	223,885
Arch Capital Group Ltd.*	807	71,056
Arthur J. Gallagher & Co.	1,623	47,197
Aspen Insurance Holdings Ltd.	1,226	35,088
Assured Guaranty Ltd.	2,739	48,480
AXIS Capital Holdings Ltd.	1,950	69,966
Brown & Brown, Inc.	1,834	43,906
Chubb Corp.	4,963	295,993
Cincinnati Financial Corp.	2,421	76,721
CNO Financial Group, Inc.*	3,670	24,883
Endurance Specialty Holdings Ltd.	813	37,455
Erie Indemnity Co.	465	30,444
Everest Re Group Ltd.	861	73,030
Fidelity National Financial, Inc.	3,676	50,288
First American Financial Corp.	1,924	28,745
Genworth Financial, Inc.*	7,910	103,937
Hanover Insurance Group, Inc.	728	34,012
Hartford Financial Services Group, Inc.	7,310	193,642
HCC Insurance Holdings, Inc.	1,788	51,745
Lincoln National Corp.	5,116	142,276
Markel Corp.*	156	58,988
Montpelier Re Holdings Ltd.	1,240	24,726
PartnerRe Ltd.	1,154	92,724
Platinum Underwriters Holdings Ltd.	635	28,556
Principal Financial Group, Inc.	4,942	160,911
ProAssurance Corp.*	516	31,270
Progressive Corp.	10,145	201,581
Protective Life Corp.	1,338	35,644
Prudential Financial, Inc.	7,867	461,872
RenaissanceRe Holdings Ltd.	891	56,748
StanCorp Financial Group, Inc.	781	35,254
Torchmark Corp.	1,319	78,797
Transatlantic Holdings, Inc.	1,058	54,614
Travelers Co.'s, Inc.	7,472	416,265
Unum Group	5,311	128,632
Validus Holdings Ltd.	1,449	44,354
White Mountains Insurance Group Ltd.	112	37,587
Willis Group Holdings plc	2,771	95,960
WR Berkley Corp.	2,108	57,717
XL Group plc	5,261	114,795
		4,803,683

Internet & Catalog Retail - 1.4%
Amazon.com, Inc.*	5,645	1,016,100
Expedia, Inc.	3,382	84,855
Liberty Media Corp. - Interactive*	9,290	146,503
Netflix, Inc.*	733	128,788
priceline.com, Inc.*	780	311,649
		1,687,895

Internet Software & Services - 3.1%
Akamai Technologies, Inc.*	2,951	138,845
AOL, Inc.*	1,692	40,117
Digital River, Inc.*	628	21,616
eBay, Inc.*	18,232	507,397
Equinix, Inc.*	745	60,539
Google, Inc.*	4,043	2,401,421
GSI Commerce, Inc.*	976	22,643
Monster Worldwide, Inc.*	1,994	47,118
Rackspace Hosting, Inc.*	1,684	52,894
VistaPrint NV*	639	29,394
WebMD Health Corp.*	948	48,405
Yahoo!, Inc.*	20,550	341,746
		3,712,135

IT Services - 5.1%
Acxiom Corp.*	1,179	20,220
Alliance Data Systems Corp.*	878	62,364
Amdocs Ltd.*	3,018	82,904
Automatic Data Processing, Inc.	8,016	370,980
Broadridge Financial Solutions, Inc.	1,997	43,794
Cognizant Technology Solutions Corp.*	4,865	356,556
Computer Sciences Corp.	2,528	125,389
Convergys Corp.*	1,857	24,457
CoreLogic, Inc.	1,619	29,984
DST Systems, Inc.	640	28,384
Fidelity National Information Services, Inc.	3,994	109,396
Fiserv, Inc.*	2,439	142,828
Gartner, Inc.*	1,214	40,305
Genpact Ltd.*	1,695	25,764
Global Payments, Inc.	1,327	61,321
International Business Machines Corp.	20,222	2,967,781
Iron Mountain, Inc.	2,949	73,755
Jack Henry & Associates, Inc.	1,330	38,769
Lender Processing Services, Inc.	1,511	44,605
MasterCard, Inc.	1,693	379,418
NeuStar, Inc.*	1,189	30,973
Paychex, Inc.	5,247	162,185
Teradata Corp.*	2,750	113,190
Total System Services, Inc.	3,139	48,278
VeriFone Systems, Inc.*	1,388	53,521
Visa, Inc.	8,044	566,137
Western Union Co.	10,728	199,219
Wright Express Corp.*	573	26,358
		6,228,835

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.*	4,363	23,386
Mattel, Inc.	5,948	151,257
Polaris Industries, Inc.	506	39,478
		214,121

Life Sciences - Tools & Services - 1.0%
Agilent Technologies, Inc.*	5,743	237,932
Bio-Rad Laboratories, Inc.*	299	31,051
Dionex Corp.*	265	31,273
Illumina, Inc.*	1,994	126,300
Life Technologies Corp.*	3,005	166,778
Mettler-Toledo International, Inc.*	534	80,746
Pharmaceutical Product Development, Inc.	1,755	47,631
Techne Corp.	597	39,205
Thermo Fisher Scientific, Inc.*	6,633	367,203
Waters Corp.*	1,509	117,264
		1,245,383

Machinery - 2.9%
Actuant Corp.	1,081	28,776
AGCO Corp.*	1,458	73,862
Bucyrus International, Inc.	1,193	106,654
CLARCOR, Inc.	825	35,384
Cummins, Inc.	2,934	322,769
Danaher Corp.	8,204	386,983
Deere & Co.	6,842	568,228
Donaldson Co., Inc.	1,137	66,264
Dover Corp.	3,061	178,915
Eaton Corp.	2,726	276,716
Flowserve Corp.	903	107,656
Gardner Denver, Inc.	825	56,778
Graco, Inc.	972	38,345
Harsco Corp.	1,236	35,004
IDEX Corp.	1,286	50,308
Illinois Tool Works, Inc.	6,970	372,198
Lincoln Electric Holdings, Inc.	705	46,015
Nordson Corp.	487	44,746
PACCAR, Inc.	5,894	338,433
Pall Corp.	1,867	92,566
Pentair, Inc.	1,566	57,175
Snap-on, Inc.	916	51,827
SPX Corp.	781	55,834
Terex Corp.*	1,721	53,420
The Toro Co.	564	34,765
Valmont Industries, Inc.	336	29,813
WABCO Holdings, Inc.*	1,020	62,149
		3,571,583

Marine - 0.1%
Alexander & Baldwin, Inc.	679	27,180
Kirby Corp.*	856	37,707
		64,887

Media - 2.7%
CBS Corp., Class B	10,285	195,929
DIRECTV*	13,570	541,850
Discovery Communications, Inc.*	2,214	92,324
DISH Network Corp.*	3,355	65,959
DreamWorks Animation SKG, Inc.*	1,011	29,794
Gannett Co., Inc.	3,781	57,055
John Wiley & Sons, Inc.	774	35,016
Lamar Advertising Co.*	916	36,493
Liberty Global, Inc.*	1,832	64,816
Liberty Media Corp. - Capital*	1,186	74,196
Liberty Media Corp. - Starz*	794	52,785
McGraw-Hill Co.'s, Inc.	5,091	185,363
Meredith Corp.	540	18,711
Omnicom Group, Inc.	4,897	224,283
Scripps Networks Interactive, Inc.	1,420	73,485
Time Warner Cable, Inc.	5,726	378,088
Time Warner, Inc.	18,271	587,778
Valassis Communications, Inc.*	809	26,171
Viacom, Inc., Class B	9,020	357,282
Virgin Media, Inc.	4,891	133,231
Washington Post Co., Class B	93	40,875
		3,271,484

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	46,063
Reliance Steel & Aluminum Co.	1,205	61,576
		107,639

Multiline Retail - 1.1%
Big Lots, Inc.*	1,317	40,116
Dillard's, Inc.	776	29,441
Dollar Tree, Inc.*	2,110	118,329
Family Dollar Stores, Inc.	1,932	96,040
Kohl's Corp.*	4,666	253,550
Nordstrom, Inc.	2,772	117,477
Target Corp.	10,442	627,878
		1,282,831

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	4,729	234,416
Integrys Energy Group, Inc.	1,219	59,134
MDU Resources Group, Inc.	2,768	56,107
NiSource, Inc.	4,374	77,070
OGE Energy Corp.	1,531	69,722
		496,449

Office Electronics - 0.2%
Xerox Corp.	22,409	258,152
Zebra Technologies Corp.*	947	35,976
		294,128

Oil, Gas & Consumable Fuels - 1.9%
Bill Barrett Corp.*	678	27,886
Chesapeake Energy Corp.	10,526	272,729
Cimarex Energy Co.	1,380	122,171
Comstock Resources, Inc.*	733	18,002
Denbury Resources, Inc.*	6,551	125,059
EOG Resources, Inc.	4,094	374,232
EQT Corp.	2,367	106,136
EXCO Resources, Inc.	2,724	52,900
Overseas Shipholding Group, Inc.	428	15,160
Pioneer Natural Resources Co.	1,499	130,143
Plains Exploration & Production Co.*	2,220	71,351
QEP Resources, Inc.	2,881	104,609
Quicksilver Resources, Inc.*	1,905	28,080
Range Resources Corp.	2,624	118,027
SM Energy Co.	991	58,400
Southern Union Co.	1,913	46,046
Southwestern Energy Co.*	5,697	213,239
Spectra Energy Corp.	10,524	262,995
Whiting Petroleum Corp.*	951	111,448
World Fuel Services Corp.	1,124	40,644
		2,299,257

Paper & Forest Products - 0.1%
Domtar Corp.	668	50,714
MeadWestvaco Corp.	2,811	73,536
		124,250

Personal Products - 0.3%
Alberto-Culver Co.	1,396	51,708
Avon Products, Inc.	6,971	202,577
Estee Lauder Co.'s, Inc.	1,997	161,158
		415,443

Pharmaceuticals - 3.5%
Allergan, Inc.	4,979	341,908
Auxilium Pharmaceuticals, Inc.*	751	15,846
Bristol-Myers Squibb Co.	27,920	739,322
Endo Pharmaceuticals Holdings, Inc.*	1,656	59,136
Hospira, Inc.*	2,715	151,198
Johnson & Johnson	44,951	2,780,219
Medicis Pharmaceutical Corp.	928	24,861
Perrigo Co.	1,315	83,279
Salix Pharmaceuticals Ltd.*	832	39,071
		4,234,840

Professional Services - 0.4%
Dun & Bradstreet Corp.	842	69,120
FTI Consulting, Inc.*	818	30,495
IHS, Inc.*	772	62,061
Manpower, Inc.	1,347	84,538
Robert Half International, Inc.	2,413	73,838
Towers Watson & Co.	838	43,626
Verisk Analytics, Inc.*	1,965	66,967
		430,645

Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	4,130	72,399
CB Richard Ellis Group, Inc.*	4,840	99,123
Forest City Enterprises, Inc.*	1,963	32,762
Jones Lang LaSalle, Inc.	653	54,800
The St. Joe Co.*	1,462	31,945
		291,029

Road & Rail - 0.3%
Con-way, Inc.	885	32,364
Genesee & Wyoming, Inc.*	623	32,988
Hertz Global Holdings, Inc.*	2,991	43,340
JB Hunt Transport Services, Inc.	1,503	61,337
Kansas City Southern*	1,674	80,118
Landstar System, Inc.	817	33,448
Ryder System, Inc.	822	43,270
		326,865

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	8,946	73,178
Altera Corp.	5,087	180,995
Analog Devices, Inc.	4,900	184,583
Applied Materials, Inc.	21,805	306,360
Atheros Communications, Inc.*	1,095	39,332
Atmel Corp.*	7,487	92,240
Cypress Semiconductor Corp.*	2,469	45,874
Fairchild Semiconductor International, Inc.*	1,934	30,190
First Solar, Inc.*	892	116,085
Intel Corp.	90,396	1,901,028
Intersil Corp.	1,948	29,746
KLA-Tencor Corp.	2,726	105,333
Lam Research Corp.*	2,015	104,337
Linear Technology Corp.	3,472	120,096
LSI Corp.*	10,284	61,601
Marvell Technology Group Ltd.*	8,737	162,071
MEMC Electronic Materials, Inc.*	3,562	40,108
Microchip Technology, Inc.	2,904	99,346
Micron Technology, Inc.*	16,157	129,579
National Semiconductor Corp.	3,768	51,848
Netlogic Microsystems, Inc.*	929	29,180
Novellus Systems, Inc.*	1,557	50,322
NVIDIA Corp.*	9,366	144,236
ON Semiconductor Corp.*	6,779	66,977
PMC - Sierra, Inc.*	3,513	30,177
Semtech Corp.*	905	20,489
Silicon Laboratories, Inc.*	721	33,180
Skyworks Solutions, Inc.*	2,906	83,199
Teradyne, Inc.*	2,753	38,652
Texas Instruments, Inc.	19,425	631,314
Varian Semiconductor Equipment Associates, Inc.*	1,158	42,811
Xilinx, Inc.	4,206	121,890
		5,166,357

Software - 5.3%
Adobe Systems, Inc.*	8,280	254,859
ANSYS, Inc.*	1,487	77,428
Ariba, Inc.*	1,457	34,225
Autodesk, Inc.*	3,774	144,167
Blackboard, Inc.*	554	22,880
BMC Software, Inc.*	2,948	138,969
CA, Inc.	6,687	163,430
Cadence Design Systems, Inc.*	4,173	34,469
Check Point Software Technologies Ltd.*	2,682	124,069
Citrix Systems, Inc.*	3,018	206,461
Compuware Corp.*	3,562	41,569
Concur Technologies, Inc.*	732	38,013
Electronic Arts, Inc.*	5,289	86,634
FactSet Research Systems, Inc.	691	64,788
Informatica Corp.*	1,492	65,693
Intuit, Inc.*	4,704	231,907
MICROS Systems, Inc.*	1,270	55,702
Microsoft Corp.	123,860	3,458,171
Novell, Inc.*	5,588	33,081
Nuance Communications, Inc.*	3,813	69,320
Parametric Technology Corp.*	1,849	41,658
Progress Software Corp.*	657	27,804
Red Hat, Inc.*	3,002	137,041
Rovi Corp.*	1,676	103,929
Salesforce.com, Inc.*	1,886	248,952
Solera Holdings, Inc.	1,104	56,657
Symantec Corp.*	12,827	214,724
Synopsys, Inc.*	2,463	66,279
TIBCO Software, Inc.*	2,758	54,360
VMware, Inc.*	1,249	111,049
		6,408,288

Specialty Retail - 3.2%
Aaron's, Inc.	1,319	26,894
Advance Auto Parts, Inc.	1,371	90,692
American Eagle Outfitters, Inc.	3,338	48,835
Ascena Retail Group, Inc.*	1,126	29,749
Bed Bath & Beyond, Inc.*	4,241	208,445
Best Buy Co., Inc.	5,277	180,948
CarMax, Inc.*	3,668	116,936
Chico's FAS, Inc.	2,799	33,672
GameStop Corp.*	2,601	59,511
Home Depot, Inc.	26,675	935,225
J Crew Group, Inc.*	985	42,493
Limited Brands, Inc.	4,525	139,053
Lowe's Co.'s, Inc.	22,463	563,372
Office Depot, Inc.*	4,252	22,961
OfficeMax, Inc.*	1,378	24,391
O'Reilly Automotive, Inc.*	2,250	135,945
PetSmart, Inc.	1,970	78,445
RadioShack Corp.	1,995	36,888
Ross Stores, Inc.	1,997	126,310
Signet Jewelers Ltd.*	1,359	58,981
Staples, Inc.	11,861	270,075
The Gap, Inc.	5,752	127,349
Tiffany & Co.	2,080	129,522
TJX Co.'s, Inc.	6,521	289,467
Tractor Supply Co.	1,154	55,957
Williams-Sonoma, Inc.	1,484	52,964
		3,885,080

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	645	51,432
Fossil, Inc.*	752	53,001
Hanesbrands, Inc.*	1,523	38,684
Jones Group, Inc.	1,382	21,476
Nike, Inc., Class B	4,828	412,408
Phillips-Van Heusen Corp.	991	62,443
Wolverine World Wide, Inc.	790	25,185
		664,629

Thrifts & Mortgage Finance - 0.4%
First Niagara Financial Group, Inc.	3,360	46,973
Hudson City Bancorp, Inc.	8,030	102,302
MGIC Investment Corp.*	3,257	33,189
New York Community Bancorp, Inc.	7,167	135,098
NewAlliance Bancshares, Inc.	1,496	22,410
People's United Financial, Inc.	5,965	83,569
Washington Federal, Inc.	1,789	30,270
		453,811

Trading Companies & Distributors - 0.3%
Fastenal Co.	2,250	134,797
MSC Industrial Direct Co.	714	46,189
W.W. Grainger, Inc.	973	134,381
Watsco, Inc.	443	27,944
WESCO International, Inc.*	656	34,637
		377,948

Water Utilities - 0.0%
Aqua America, Inc.	2,159	48,534

Wireless Telecommunication Services - 0.7%
American Tower Corp.*	6,524	336,899
Crown Castle International Corp.*	4,066	178,213
MetroPCS Communications, Inc.*	3,986	50,343
NII Holdings, Inc.*	2,727	121,788
SBA Communications Corp.*	1,858	76,067
Syniverse Holdings, Inc.*	1,026	31,652
Telephone & Data Systems, Inc.	764	27,924
		822,886

Total Equity Securities (Cost $102,442,198)		117,744,649

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.1%	PRINCIPAL AMOUNT
Federal Home Loan Bank Discount Notes, 1/3/11	$2,600,000	2,600,000

Total U.S. Government Agencies And Instrumentalities (Cost $2,600,000)		2,600,000

U.S. TREASURY - 0.5%
United States Treasury Bills, 1/20/11^	650,000	649,935

Total U.S. Treasury (Cost $649,935)		649,935

TOTAL INVESTMENTS (Cost $105,692,133) - 99.5%		120,994,584
Other assets and liabilities, net - 0.5%		570,458
NET ASSETS - 100%		$121,565,042

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	21	3/11	$930,720	($689)
E-Mini S&P 500 Index^	40	3/11	2,506,000	27,815
Total Purchased				$27,126

^ Futures collateralized by 650,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2010 there were no securities fair valued under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$117,744,649	-	-	$117,744,649
U.S. government obligations	-	$3,249,935	-	3,249,935
TOTAL	$117,744,649	$3,249,935	-	$120,994,584

Other financial instruments**	$27,126	-	-	$27,126

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

ANNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts:  The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

36 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The cost of investments owned at December 31, 2010 for federal income tax purposes was $109,529,065. Net unrealized appreciation aggregated $11,465,519 of which $20,737,894 related to appreciated securities and $9,272,375 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, $534,245, $864,557, and $2,870,112 at September 30, 2010 may be utilized to offset future capital gains until expiration in September 2011, September 2012, September 2014, September 2017, and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Senior Vice President – Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby – President

Date:       February 28, 2011

/s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Senior Vice President – Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011